Taxation (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expenses
Deferred income tax
Total income tax expenses